Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued Expenses
The following table summarizes the Company’s components of accrued expenses:

(in thousands)	June 30, 2021	December 31, 2020

Warranty reserve	$568	$564
Compensation and benefits	3,882	3,100
VAR commissions	789	520
Professional services	1,629	2,907
Marketing and advertising	634	780
Other	930	297

Total accrued expense s	$8,432	$8,168

The following table summarizes the Company’s components of accrued expenses:

	December 31,
(in thousands)	2020	2019
Warranty reserve	$564	$1,260
Compensation and benefits	3,100	2,893
VAR commissions	520	—
Professional services	2,907	1,101
Marketing and advertising	780	46
Other	297	460

Total accrued expense	$8,168	$5,760